Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Selected Statement of Operations Data

NOTE 14 - SELECTED STATEMENT OF OPERATIONS DATA:

a.	Segment and geographical information:

(i)	Reportable segments:

The Company’s three reportable segments are: Production Solutions for the Electronics Industry, Solar Energy and Recognition Software. As defined under the applicable accounting literature, the Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

The Company’s material operating segments qualify for aggregation due to the similarities of their long-term economic characteristics, nature of products and services, class of customers and processes for procurement, manufacturing and distribution.

The Production Solutions for the Electronics Industry segment comprises the design, development, manufacture, marketing and service of yield-enhancing and process-enabling solutions for the manufacture of electronics products. The Company provides cutting-edge solutions for use in the manufacture of PCB, FPDs and SDs, designed to enable the production of innovative, next generation electronic products and improve the cost effectiveness of existing and future electronics production processes. The Company’s products in this segment include capital equipment for inspection, repair, imaging, testing, etch and deposition for manufacturers of PCBs, FPDs and SDs.

The Solar Energy segment includes the research, development and marketing of products for the deposition of thin film coating of various materials on crystalline silicon photovoltaic wafers for solar energy panels.

The Recognition Software segment includes the development and marketing of character recognition solutions to banks, financial and other payment processing institutions and healthcare providers.

The measurement of revenues and assets of the reportable segments is based on the same accounting principles applied in these financial statements.

Segment income or loss reflects the income or loss from continuing operations of the segment and does not include financial expenses, net equity losses or taxes on income since those items are not allocated to the segments. Segment assets do not include deferred tax assets or equity method investee balances (excluding the investment in Frontline).

1.	Financial data relating to reportable segments:

	Production Solutions for the Electronics Industry	Solar Energy	Recognition Software	Total
	$ in thousands
Year ended December 31, 2016:
Revenues from unaffiliated customers:
Sales of products	577,211	3,176	8,009	588,396
Service rendered	209,119	2,617	6,270	218,006

Total revenues	786,330	5,793	14,279	806,402

Operating income (loss)	*119,006	(2,424)	363	116,945

Assets (at end of year)	1,060,299	6,732	11,668	1,078,699

Expenditures for segment assets	23,379		171	23,550

Depreciation and amortization	44,573		183	44,756

Year ended December 31, 2015:
Revenues from unaffiliated customers:
Sales of products	515,550	13,894	7,926	537,370
Service rendered	207,131	1,683	6,333	215,147

Total revenues	722,681	15,577	14,259	752,517

Operating income (loss)	*92,988	(465)	2,181	94,704

Assets (at end of year)	998,897	7,290	11,401	1,017,589

Expenditures for segment assets	19,293		55	19,348

Depreciation and amortization	45,129		153	45,282

Year ended December 31, 2014:
Revenues from unaffiliated customers:
Sales of products	385,341	11,162	7,460	403,963
Service rendered	172,297	719	5,767	178,783

Total revenues	557,638	11,881	13,227	582,746

Operating income (loss)	*47,507	(428)	1,067	48,146

Assets (at end of year)	985,690	3,699	12,482	1,001,871

Expenditures for segment assets	12,330		170	12,500

Depreciation and amortization	30,162		171	30,333

*	Including share in net income of Frontline.

2.	Following is a reconciliation of the operating income of the reportable segments to the data included in the statements of operations:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Operating income
Total operating income of reportable segments	116,945	94,704	48,146

Financial expenses - net	21,042	23,585	9,046

Income before taxes on income	95,903	71,119	39,100

3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated balance sheets:

	December 31
	2016	2015	2014
	$ in thousands
Total assets of reportable segments at end of year	1,078,699	1,017,589	1,001,871
Assets not allocated to segments	24,204	24,289	32,101

Consolidated assets at end of year	1,102,903	1,041,878	1,033,972

(ii)	Geographical information:

Revenues - classified by geographical area (based on the location of customers):

	Year ended December 31
	2016	2015	2014
	$ in thousands
China	273,852	223,120	202,836
Taiwan	180,740	170,297	98,405
North America	108,400	98,387	87,900
Europe	75,300	108,074	54,004
Japan	59,710	45,044	44,840
Korea	52,900	59,299	55,607
Other (mainly in the Far East)	55,500	48,296	39,154

Total	806,402	752,517	582,746

(iii)	Revenues by major product lines are as follows:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Inspection	176,650	183,925	171,300
Direct imaging	171,282	147,445	152,607
Test and repair	133,350	106,418	82,034
PVD/CVD	196,300	162,627	78,529
Other	128,820	152,102	98,276

Total	806,402	752,517	582,746

(iv)	Revenues by operating segments are as follows:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Sales revenues:
PCB	170,328	141,129	170,999
FPD	185,099	166,176	125,656
SD	221,785	208,245	88,685
Other	11,184	21,820	18,623

Total sales revenues	588,396	537,370	403,963

Service revenues:
PCB	116,581	114,371	115,226
FPD	40,798	38,770	35,103
SD	51,739	53,990	21,968
Other	8,888	8,016	6,486

Total service revenues	218,006	215,147	178,783

Total	806,402	752,517	582,746

(v)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2016	2015	2014
	$ in thousands
United Kingdom	24,466	24,940	23,058
Israel	19,971	16,344	13,707
United States	3,880	4,241	4,865
Italy	4,319	4,375	4,470
Germany	5,249	5,466	5,770
Other	4,490	3,616	3,710

Total	62,375	58,982	55,580

b.	Major customers

No individual customer accounted for more than 10% of the Company’s total revenues during the years ended December 31, 2016, 2015 or 2014.

c.	Selling, general and administrative expenses

	Year ended December 31
	2016	2015	2014
	$ in thousands
Comprised as follows:
Selling	62,308	57,753	45,044
General and administrative	62,048	59,740	51,125

	124,356	117,493	96,169

d.	Financial expenses - net

	Year ended December 31
	2016	2015	2014
	$ in thousands
Income:
Interest in respect of bank deposits and marketable securities	665	646	1,074
Expenses:
Interest in respect of term loans	8,061	17,866	7,184
Charges associated with the retirement of the JPMorgan Credit Agreement (mainly deferred financing costs)	6,228
Costs relating to factoring of letters of credits and promissory note:	447	209	227
Net loss from sale of marketable securities			339
Marketable securities and bonds premium/discount amortization	18	136	316
Foreign currencies exchange loss - net	5,990	5,115	1,159
Bank charges and other	963	905	895

	21,707	24,231	10,120

	(21,042)	(23,585)	(9,046)

e.	Earnings per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings per share:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Weighted average number of shares issued and outstanding (net of treasury shares) used in computation of basic earnings per share:	45,534	42,412	41,703
Add - incremental shares from assumed exercise of options and RSUs:	927	910	1,054

Weighted average number of shares used in computation of diluted earnings per share	46,461	43,322	42,757

Diluted earnings per share for the years ended December 31, 2015 and 2014 do not reflect ‘out-of-the-money’ options to purchase respective aggregate amounts of 13,015 and 427,628 Ordinary Shares, respectively, due to their anti-dilutive effect.